Land Use Rights, Net	12 Months Ended
Dec. 31, 2023
Land and Land Improvements [Abstract]
Land Use Rights, Net
11. Land Use Rights, Net
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2022	2023
Land use rights	2,822,757	2,913,098
Less: Accumulated amortization	(74,903)	(123,731)

Total land use rights, net	2,747,854	2,789,367

For the years ended December 31, 2022 and 2023, the Group acquired land use rights of RMB2,202,692 and RMB90,341, respectively, to build plants and buildings for its manufacturing of vehicles and daily operation.
The Group entered into a lease contract with Guangzhou GET New Energy to lease the plant and underlying land use right of Guangzhou manufacturing plant and further had an obligation to purchase the plant and underlying land use right at the construction cost at the end of lease term. On July 1, 2022, the lease commencement date, the right of use asset for the land was recorded with the amount of RMB389,508, being the present value of the lease payment and the exercise price of the purchase obligation(Note 18).
The Group recorded amortization expenses for land use rights of RMB9,642, RMB50,309 and RMB48,828 for the years ended December 31, 2021, 2022 and 2023, respectively.